Leases (Tables)	12 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of Lease

The components of the lease expenses consist of the following:

	For the Years Ended
	June 30,	June 30,	June 30,
	2025	2024	2023
Operating lease cost
Lease expenses	$103,457	$94,835	$-
Lease expenses – short-term	2,294	1,404	77,751
Total lease expenses	$105,751	$96,239	$77,751

Weighted-average remaining term and discount rate related to leases were as follows:

	As of June 30,	As of June 30,
	2025	2024
Weighted-average remaining term
Operating lease	0.09 year	1.09 year
Weighted-average discount rate
Operating lease	5.4%	5.4%

Schedule of Minimum Lease Payment Under these Operating Leases

The Company’s commitments for minimum lease payment under these operating leases as of June 30, 2025, are as follows:

Twelve months Ending June 30,	Operating Lease Amount
2026	$206,913
Thereafter	-
Total minimum lease payments	206,913
Less: discount	(38)
Present value of minimum lease payments	$206,875